UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-09637

Name of Fund: BlackRock Large Cap Series Funds, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Large Cap Series Funds, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/06 - 01/31/07

Item 1 - Schedule of Investments

BlackRock Large Cap Core Fund of BlackRock Large Cap Series Funds, Inc. Schedule of Investments as of January 31, 2007

                       Beneficial
                         Interest    Mutual Funds                                                                   Value
-------------------------------------------------------------------------------------------------------------------------------
                  $ 2,766,113,054    Master Large Cap Core Portfolio of Master Large Cap Series Trust           $ 3,952,738,344
-------------------------------------------------------------------------------------------------------------------------------
                                     Total Investments (Cost - $3,221,623,279) - 99.6%                            3,952,738,344

                                     Other Assets Less Liabilities - 0.4%                                            13,998,109
                                                                                                                ---------------
                                     Net Assets - 100.0%                                                        $ 3,966,736,453
                                                                                                                ===============

Master Large Cap Core Portfolio of Master Large Cap Series Trust
Schedule of Investments as of January 31, 2007

                                                          Shares
Sector                 Industry                             Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer               Auto Components - 1.0%          1,610,000  The Goodyear Tire & Rubber Co. (c)(d)            $     39,750,900
Discretionary - 18.3%  ------------------------------------------------------------------------------------------------------------
                       Automobiles - 2.2%              1,400,000  General Motors Corp. (d)                               45,976,000
                                                         650,000  Harley-Davidson, Inc. (d)                              44,375,500
                                                                                                                   ----------------
                                                                                                                         90,351,500
                       ------------------------------------------------------------------------------------------------------------
                       Leisure Equipment &               300,000  Hasbro, Inc.                                            8,520,000
                       Products - 0.7%                   880,000  Mattel, Inc.                                           21,436,800
                                                                                                                   ----------------
                                                                                                                         29,956,800
                       ------------------------------------------------------------------------------------------------------------
                       Media - 3.9%                    1,930,000  The DIRECTV Group, Inc. (c)(d)                         47,072,700
                                                         110,000  Meredith Corp.                                          6,485,600
                                                         443,000  Omnicom Group                                          46,603,600
                                                       1,740,000  Walt Disney Co. (d)                                    61,195,800
                                                                                                                   ----------------
                                                                                                                        161,357,700
                       ------------------------------------------------------------------------------------------------------------
                       Multiline Retail - 3.9%           440,000  Dillard's, Inc. Class A (d)                            15,109,600
                                                          90,000  Dollar Tree Stores, Inc. (c)                            2,831,400
                                                         590,000  JC Penney Co., Inc.                                    47,931,600
                                                         700,000  Kohl's Corp. (c)                                       49,637,000
                                                         840,000  Nordstrom, Inc. (d)                                    46,796,400
                                                                                                                   ----------------
                                                                                                                        162,306,000
                       ------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 6.6%           540,000  Abercrombie & Fitch Co. Class A                        42,951,600
                                                       1,360,000  American Eagle Outfitters, Inc. (d)                    44,036,800
                                                         110,000  AutoZone, Inc. (c)                                     13,819,300
                                                         220,000  Dick's Sporting Goods, Inc. (c)(d)                     11,327,800
                                                       1,120,000  Office Depot, Inc. (c)                                 41,876,800
                                                         430,000  OfficeMax, Inc.                                        20,764,700
                                                         850,000  Ross Stores, Inc.                                      27,531,500
                                                         400,000  The Sherwin-Williams Co.                               27,640,000
                                                       1,490,000  TJX Cos., Inc. (d)                                     44,059,300
                                                                                                                   ----------------
                                                                                                                        274,007,800
                       ------------------------------------------------------------------------------------------------------------
                                                                  Total Consumer Discretionary                          757,730,700
-----------------------------------------------------------------------------------------------------------------------------------
Consumer               Food & Staples                  1,920,000  The Kroger Co.                                         49,152,000
Staples - 3.3%         Retailing - 2.4%                1,360,000  Safeway, Inc. (d)                                      49,000,800
                                                                                                                   ----------------
                                                                                                                         98,152,800
                       ------------------------------------------------------------------------------------------------------------
                       Food Products - 0.1%              160,000  ConAgra Foods, Inc.                                     4,113,600
                       ------------------------------------------------------------------------------------------------------------
                       Household Products - 0.5%         320,000  The Procter & Gamble Co.                               20,758,400
                       ------------------------------------------------------------------------------------------------------------
                       Tobacco - 0.3%                    140,000  Altria Group, Inc.                                     12,234,600
                       ------------------------------------------------------------------------------------------------------------
                                                                  Total Consumer Staples                                135,259,400
-----------------------------------------------------------------------------------------------------------------------------------
Energy - 13.5%         Oil, Gas & Consumable           1,210,000  Chevron Corp.                                          88,184,800
                       Fuels - 13.5%                     630,000  Devon Energy Corp.                                     44,156,700
                                                       2,290,000  Exxon Mobil Corp.                                     169,689,000
                                                       1,250,000  Frontier Oil Corp.                                     35,512,500
                                                         790,000  Holly Corp.                                            41,625,100

Master Large Cap Core Portfolio of Master Large Cap Series Trust
Schedule of Investments as of January 31, 2007

                                                          Shares
Sector                 Industry                             Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         590,000  Marathon Oil Corp.                               $     53,300,600
                                                         100,000  Noble Energy, Inc.                                      5,341,000
                                                       1,020,000  Occidental Petroleum Corp.                             47,287,200
                                                         480,000  Sunoco, Inc.                                           30,302,400
                                                         540,000  Tesoro Corp.                                           44,490,600
                       ------------------------------------------------------------------------------------------------------------
                                                                  Total Energy                                          559,889,900
-----------------------------------------------------------------------------------------------------------------------------------
Financials - 12.3%     Capital Markets - 4.4%            280,000  The Bear Stearns Cos., Inc.                            46,158,000
                                                         300,000  Goldman Sachs Group, Inc. (d)                          63,648,000
                                                          60,000  Lehman Brothers Holdings, Inc.                          4,934,400
                                                         810,000  Morgan Stanley                                         67,059,900
                                                                                                                   ----------------
                                                                                                                        181,800,300
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Financial             583,500  Bank of America Corp.                                  30,680,430
                       Services - 4.1%                   860,000  Citigroup, Inc.                                        47,411,800
                                                       1,820,000  JPMorgan Chase & Co.                                   92,692,600
                                                                                                                   ----------------
                                                                                                                        170,784,830
                       ------------------------------------------------------------------------------------------------------------
                       Insurance - 3.8%                  260,000  AMBAC Financial Group, Inc.                            22,906,000
                                                         830,000  The Allstate Corp.                                     49,932,800
                                                          70,000  American International Group, Inc.                      4,791,500
                                                         250,000  Prudential Financial, Inc. (d)                         22,282,500
                                                          80,000  Safeco Corp.                                            5,120,800
                                                       1,000,000  The St. Paul Travelers Cos., Inc.                      50,850,000
                                                                                                                   ----------------
                                                                                                                        155,883,600
                       ------------------------------------------------------------------------------------------------------------
                                                                  Total Financials                                      508,468,730
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 17.3%    Biotechnology - 1.1%              960,000  Biogen Idec, Inc. (c)                                  46,406,400
                       ------------------------------------------------------------------------------------------------------------
                       Health Care Equipment &           430,000  Kinetic Concepts, Inc. (c)                             21,151,700
                       Supplies - 0.8%                   160,000  Zimmer Holdings, Inc. (c)                              13,475,200
                                                                                                                   ----------------
                                                                                                                         34,626,900
                       ------------------------------------------------------------------------------------------------------------
                       Health Care Providers &         1,140,000  Aetna, Inc.                                            48,062,400
                       Services - 8.2%                   876,000  AmerisourceBergen Corp. (d)                            45,884,880
                                                         624,000  Cardinal Health, Inc.                                  44,566,080
                                                         370,000  Caremark Rx, Inc.                                      22,666,200
                                                         810,000  Humana, Inc. (c)                                       44,955,000
                                                         610,000  Laboratory Corp. of America Holdings (c)(d)            44,798,400
                                                         790,000  McKesson Corp.                                         44,042,500
                                                         540,000  WellPoint, Inc. (c)(d)                                 42,325,200
                                                                                                                   ----------------
                                                                                                                        337,300,660
                       ------------------------------------------------------------------------------------------------------------
                       Health Care                     2,030,000  Emdeon Corp. (c)                                       28,947,800
                       Technology - 0.7%
                       ------------------------------------------------------------------------------------------------------------
                       Life Sciences Tools &             600,000  Applera Corp. - Applied Biosystems Group               20,856,000
                       Services - 0.5%
                       ------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 6.0%            840,000  Forest Laboratories, Inc. (c)(d)                       47,132,400
                                                         270,000  Johnson & Johnson                                      18,036,000
                                                       1,211,000  King Pharmaceuticals, Inc. (c)(d)                      21,628,460

Master Large Cap Core Portfolio of Master Large Cap Series Trust
Schedule of Investments as of January 31, 2007

                                                          Shares
Sector                 Industry                             Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                       1,240,000  Merck & Co., Inc.                                $     55,490,000
                                                       2,038,000  Pfizer, Inc.                                           53,477,120
                                                       2,110,000  Schering-Plough Corp.                                  52,750,000
                                                                                                                   ----------------
                                                                                                                        248,513,980
                       ------------------------------------------------------------------------------------------------------------
                                                                  Total Health Care                                     716,651,740
-----------------------------------------------------------------------------------------------------------------------------------
Industrials - 11.7%    Aerospace & Defense - 3.7%      1,160,000  Honeywell International, Inc.                          53,000,400
                                                         560,000  Lockheed Martin Corp.                                  54,426,400
                                                         867,200  Raytheon Co.                                           45,007,680
                                                                                                                   ----------------
                                                                                                                        152,434,480
                       ------------------------------------------------------------------------------------------------------------
                       Airlines - 2.1%                 1,180,000  AMR Corp. (c)(d)                                       43,719,000
                                                       1,030,000  Continental Airlines, Inc. Class B (c)(d)              42,734,700
                                                                                                                   ----------------
                                                                                                                         86,453,700
                       ------------------------------------------------------------------------------------------------------------
                       Commercial Services &             120,000  Avery Dennison Corp.                                    8,203,200
                       Supplies - 2.2%                   370,000  Covanta Holding Corp. (c)                               8,754,200
                                                         390,000  Manpower, Inc.                                         28,442,700
                                                       1,168,000  Waste Management, Inc.                                 44,360,640
                                                                                                                   ----------------
                                                                                                                         89,760,740
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Consumer              220,000  ITT Educational Services, Inc. (c)                     17,072,000
                       Services - 0.4%
                       ------------------------------------------------------------------------------------------------------------
                       Industrial                      1,880,000  General Electric Co.                                   67,774,000
                       Conglomerates - 1.7%
                       ------------------------------------------------------------------------------------------------------------
                       Machinery - 1.6%                  290,000  Cummins, Inc. (d)                                      39,022,400
                                                         176,000  Manitowoc Co.                                           9,127,360
                                                         150,000  Terex Corp. (c)                                         8,533,500
                                                         210,000  Toro Co.                                               10,766,700
                                                                                                                   ----------------
                                                                                                                         67,449,960
                       ------------------------------------------------------------------------------------------------------------
                                                                  Total Industrials                                     480,944,880
-----------------------------------------------------------------------------------------------------------------------------------
Information            Communications                  3,320,000  Cisco Systems, Inc. (c)                                88,278,800
Technology - 18.1%     Equipment - 2.1%
                       ------------------------------------------------------------------------------------------------------------
                       Computers &                     1,820,000  Hewlett-Packard Co.                                    78,769,600
                       Peripherals - 5.8%                870,000  International Business Machines Corp.                  86,260,500
                                                         680,000  Lexmark International, Inc. Class A (c)                42,860,400
                                                         653,000  NCR Corp. (c)                                          30,945,670
                                                                                                                   ----------------
                                                                                                                        238,836,170
                       ------------------------------------------------------------------------------------------------------------
                       Electronic Equipment &             90,000  Mettler Toledo International, Inc. (c)                  7,452,000
                       Instruments - 0.2%
                       ------------------------------------------------------------------------------------------------------------
                       IT Services - 0.2%                270,000  Electronic Data Systems Corp.                           7,103,700
                       ------------------------------------------------------------------------------------------------------------
                       Life Sciences Tools &              60,000  Waters Corp. (c)                                        3,401,400
                       Services - 0.1%
                       ------------------------------------------------------------------------------------------------------------
                       Office Electronics - 1.1%       2,580,000  Xerox Corp. (c)                                        44,376,000
                       ------------------------------------------------------------------------------------------------------------

Master Large Cap Core Portfolio of Master Large Cap Series Trust
Schedule of Investments as of January 31, 2007

                                                          Shares
Sector                 Industry                             Held  Common Stocks                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Semiconductors &                2,730,000  Applied Materials, Inc.                          $     48,402,900
                       Semiconductor                   1,340,000  Integrated Device Technology, Inc. (c)                 20,274,200
                       Equipment - 3.6%                  390,000  Intersil Corp. Class A (d)                              9,188,400
                                                       3,100,000  LSI Logic Corp. (c)                                    29,140,000
                                                       1,400,000  Novellus Systems, Inc. (c)(d)                          43,162,000
                                                                                                                   ----------------
                                                                                                                        150,167,500
                       ------------------------------------------------------------------------------------------------------------
                       Software - 5.0%                 2,960,000  BEA Systems, Inc. (c)                                  36,496,800
                                                       1,300,000  BMC Software, Inc. (c)                                 44,707,000
                                                         410,000  Cadence Design Systems, Inc. (c)                        7,749,000
                                                       1,110,000  Compuware Corp. (c)                                     9,956,700
                                                       1,260,000  Intuit, Inc. (c)(d)                                    39,627,000
                                                         170,000  McAfee, Inc. (c)                                        4,974,200
                                                       1,210,000  Microsoft Corp.                                        37,340,600
                                                       1,590,000  Oracle Corp. (c)                                       27,284,400
                                                                                                                   ----------------
                                                                                                                        208,135,700
                       ------------------------------------------------------------------------------------------------------------
                                                                  Total Information Technology                          747,751,270
-----------------------------------------------------------------------------------------------------------------------------------
Materials - 3.8%       Chemicals - 0.3%                  430,000  Lyondell Chemical Co.                                  13,596,600
                       ------------------------------------------------------------------------------------------------------------
                       Containers &                       50,000  Packaging Corp. of America                              1,142,000
                       Packaging - 1.0%                1,180,000  Pactiv Corp. (c)                                       38,279,200
                                                                                                                   ----------------
                                                                                                                         39,421,200
                       ------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 2.5%            260,000  Carpenter Technology Corp.                             30,446,000
                                                         740,000  Nucor Corp.                                            47,759,600
                                                         420,000  Southern Copper Corp. (d)                              26,250,000
                                                                                                                   ----------------
                                                                                                                        104,455,600
                       ------------------------------------------------------------------------------------------------------------
                                                                  Total Materials                                       157,473,400
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunication      Diversified Telecommunication     690,000  AT&T Inc.                                              25,964,700
Services - 1.7%        Services - 1.7%                 5,470,000  Qwest Communications International Inc. (c)(d)         44,580,500
                       ------------------------------------------------------------------------------------------------------------
                                                                  Total Telecommunication Services                       70,545,200
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks
                                                                  (Cost - $3,350,971,237) - 100.0%                    4,134,715,220
-----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Core Portfolio of Master Large Cap Series Trust
Schedule of Investments as of January 31, 2007

                                                      Beneficial
                                                        Interest  Short-Term Securities                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                    $  2,380,469  BlackRock Liquidity Series, LLC
                                                                  Cash Sweep Series, 5.29% (a)(e)                  $      2,380,469
                                                     638,569,306  BlackRock Liquidity Series, LLC
                                                                  Money Market Series, 5.29% (a)(b)(e)                  638,569,306
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Short-Term Securities
                                                                  (Cost - $640,949,775) - 15.5%                         640,949,775
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Investments
                                                                  (Cost - $3,991,921,012*)  - 115.5%                  4,775,664,995

                                                                  Liabilities in Excess of Other Assets - (15.5%)      (639,993,770)
                                                                                                                   ----------------
                                                                  Net Assets - 100.0%                              $  4,135,671,225
                                                                                                                   ================

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 4,003,889,892
                                                                ===============
      Gross unrealized appreciation                             $   799,345,854
      Gross unrealized depreciation                                 (27,570,751)
                                                                ---------------
      Net unrealized appreciation                               $   771,775,103
                                                                ===============

(a) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                              Net Activity        Interest Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
      Cash Sweep Series                     $   2,380,469           $  15,365
      BlackRock Liquidity Series, LLC
      Money Market Series                   $ (10,309,494)          $ 137,570
      --------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Non-income producing security.
(d)   Security, or a portion of security, is on loan.
(e)   Represents the current yield as of January 31, 2007.
o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease. Sectors and industries are shown as a percent of net assets.

BlackRock Large Cap Growth Fund of BlackRock Large Cap Series Funds, Inc. Schedule of Investments as of January 31, 2007

                    Beneficial
                      Interest   Mutual Funds                                                                       Value
-------------------------------------------------------------------------------------------------------------------------------
                 $ 731,742,651   Master Large Cap Growth Portfolio of Master Large Cap Series Trust              $  871,358,225
-------------------------------------------------------------------------------------------------------------------------------
                                 Total Investments (Cost - $734,790,740) - 100.1%                                   871,358,225

                                 Liabilities in Excess of Other Assets - (0.1%)                                        (814,439)
                                                                                                                 --------------
                                 Net Assets - 100.0%                                                             $  870,543,786
                                                                                                                 ==============

Master Large Cap Growth Portfolio of Master Large Cap Series Trust Schedule of Investments as of January 31, 2007

                                                                  Shares
Sector                 Industry                                     Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer               Automobiles - 1.2%                        159,000  Harley-Davidson, Inc. (d)                  $   10,854,930
Discretionary - 19.9%  ------------------------------------------------------------------------------------------------------------
                       Media - 4.0%                              474,000  The DIRECTV Group, Inc. (b)                    11,560,860
                                                                  33,000  Meredith Corp.                                  1,945,680
                                                                 108,000  Omnicom Group (d)                              11,361,600
                                                                 338,000  Walt Disney Co. (d)                            11,887,460
                                                                                                                     --------------
                                                                                                                         36,755,600
                       ------------------------------------------------------------------------------------------------------------
                       Multiline Retail - 5.9%                   293,000  Dollar Tree Stores, Inc. (b)                    9,217,780
                                                                 313,000  Family Dollar Stores, Inc. (d)                 10,141,200
                                                                 140,000  JC Penney Co., Inc. (d)                        11,373,600
                                                                 172,000  Kohl's Corp. (b)(d)                            12,196,520
                                                                 197,000  Nordstrom, Inc. (d)                            10,974,870
                                                                                                                     --------------
                                                                                                                         53,903,970
                       ------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 8.8%                   123,000  Abercrombie & Fitch Co. Class A                 9,783,420
                                                                 310,000  American Eagle Outfitters, Inc.                10,037,800
                                                                  58,000  AutoZone, Inc. (b)                              7,286,540
                                                                 173,000  Dick's Sporting Goods, Inc. (b)(d)              8,907,770
                                                                 177,000  Men's Wearhouse, Inc.                           7,600,380
                                                                 261,000  Office Depot, Inc. (b)                          9,758,790
                                                                 180,000  Ross Stores, Inc.                               5,830,200
                                                                 150,000  The Sherwin-Williams Co.                       10,365,000
                                                                 356,000  TJX Cos., Inc. (d)                             10,526,920
                                                                                                                     --------------
                                                                                                                         80,096,820
                       ------------------------------------------------------------------------------------------------------------
                                                                          Total Consumer Discretionary                  181,611,320
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Staples -     Food & Staples Retailing - 1.0%           368,000  The Kroger Co.                                  9,420,800
3.0%                   ------------------------------------------------------------------------------------------------------------
                       Household Durables - 0.9%                 179,000  Snap-On, Inc. (d)                               8,629,590
                       ------------------------------------------------------------------------------------------------------------
                       Household Products - 1.1%                 114,000  Energizer Holdings, Inc. (b)                    9,716,220
                       ------------------------------------------------------------------------------------------------------------
                                                                          Total Consumer Staples                         27,766,610
-----------------------------------------------------------------------------------------------------------------------------------
Energy - 4.8%          Oil, Gas & Consumable                     167,000  Exxon Mobil Corp.                              12,374,700
                       Fuels - 4.8%                              277,000  Frontier Oil Corp. (d)                          7,869,570
                                                                 189,000  Holly Corp. (d)                                 9,958,410
                                                                  97,000  Sunoco, Inc.                                    6,123,610
                                                                  89,000  Tesoro Corp.                                    7,332,710
                       ------------------------------------------------------------------------------------------------------------
                                                                          Total Energy                                   43,659,000
-----------------------------------------------------------------------------------------------------------------------------------
Financials - 4.6%      Capital Markets - 2.8%                     77,000  Goldman Sachs Group, Inc.                      16,336,320
                                                                 112,800  Morgan Stanley                                  9,338,712
                                                                                                                     --------------
                                                                                                                         25,675,032
                       ------------------------------------------------------------------------------------------------------------
                       Insurance - 1.8%                           75,000  AMBAC Financial Group, Inc.                     6,607,500
                                                                 227,000  CNA Financial Corp. (b)(d)                      9,227,550
                                                                                                                     --------------
                                                                                                                         15,835,050
                       ------------------------------------------------------------------------------------------------------------
                                                                          Total Financials                               41,510,082
-----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Growth Portfolio of Master Large Cap Series Trust Schedule of Investments as of January 31, 2007

                                                                  Shares
Sector                 Industry                                     Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 18.5%    Biotechnology - 1.2%                       13,300  Amgen, Inc. (b)                            $      935,921
                                                                 211,000  Biogen Idec, Inc. (b)                          10,199,740
                                                                                                                     --------------
                                                                                                                         11,135,661
                       ------------------------------------------------------------------------------------------------------------
                       Health Care Equipment                     214,000  Kinetic Concepts, Inc. (b)                     10,526,660
                       & Supplies - 1.7%                          54,000  Zimmer Holdings, Inc. (b)                       4,547,880
                                                                                                                     --------------
                                                                                                                         15,074,540
                       ------------------------------------------------------------------------------------------------------------
                       Health Care Providers &                   252,000  Aetna, Inc.                                    10,624,320
                       Services - 7.9%                           128,000  AmerisourceBergen Corp.                         6,704,640
                                                                 133,000  Cardinal Health, Inc.                           9,498,860
                                                                  83,000  Caremark Rx, Inc.                               5,084,580
                                                                 180,000  Humana, Inc. (b)                                9,990,000
                                                                 139,000  Laboratory Corp. of America Holdings (b)(d)    10,208,160
                                                                 151,900  McKesson Corp. (d)                              8,468,425
                                                                 143,000  WellPoint, Inc. (b)                            11,208,340
                                                                                                                     --------------
                                                                                                                         71,787,325
                       ------------------------------------------------------------------------------------------------------------
                       Health Care Technology - 1.0%             665,000  Emdeon Corp. (b)(d)                             9,482,900
                       ------------------------------------------------------------------------------------------------------------
                       Life Sciences Tools &                     217,000  Applera Corp. - Applied Biosystems Group        7,542,920
                       Services - 2.0%                           186,000  Waters Corp. (b)                               10,544,340
                                                                                                                     --------------
                                                                                                                         18,087,260
                       ------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 4.7%                    213,000  Forest Laboratories, Inc. (b)(d)               11,951,430
                                                                  76,600  Johnson & Johnson                               5,116,880
                                                                 158,800  Merck & Co., Inc.                               7,106,300
                                                                 169,600  Pfizer, Inc.                                    4,450,304
                                                                 561,000  Schering-Plough Corp.                          14,025,000
                                                                                                                     --------------
                                                                                                                         42,649,914
                       ------------------------------------------------------------------------------------------------------------
                                                                          Total Health Care                             168,217,600
-----------------------------------------------------------------------------------------------------------------------------------
Industrials - 14.9%    Aerospace & Defense - 3.9%                242,000  Honeywell International, Inc.                  11,056,980
                                                                 138,000  Lockheed Martin Corp.                          13,412,220
                                                                 203,000  Raytheon Co. (d)                               10,535,700
                                                                                                                     --------------
                                                                                                                         35,004,900
                       ------------------------------------------------------------------------------------------------------------
                       Airlines - 2.1%                           266,000  AMR Corp. (b)                                   9,855,300
                                                                 232,000  Continental Airlines, Inc. Class B (b)(d)       9,625,680
                                                                                                                     --------------
                                                                                                                         19,480,980
                       ------------------------------------------------------------------------------------------------------------
                       Commercial Services &                     262,000  Covanta Holding Corp. (b)                       6,198,920
                       Supplies - 3.5%                           117,000  Manpower, Inc.                                  8,532,810
                                                                 396,000  Steelcase, Inc. Class A                         7,757,640
                                                                 255,700  Waste Management, Inc.                          9,711,486
                                                                                                                     --------------
                                                                                                                         32,200,856
                       ------------------------------------------------------------------------------------------------------------

Master Large Cap Growth Portfolio of Master Large Cap Series Trust Schedule of Investments as of January 31, 2007

                                                                  Shares
Sector                 Industry                                     Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                       Construction & Engineering -              216,000  Quanta Services, Inc. (b)                  $    4,443,120
                       0.5%
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Consumer Services - 1.0%      119,000  ITT Educational Services, Inc. (b)              9,234,400
                       ------------------------------------------------------------------------------------------------------------
                       Industrial Conglomerates - 0.6%           158,000  General Electric Co.                            5,695,900
                       ------------------------------------------------------------------------------------------------------------
                       Machinery - 3.3%                           62,900  Cummins, Inc.                                   8,463,824
                                                                 143,000  Manitowoc Co.                                   7,415,980
                                                                  91,900  Terex Corp. (b)                                 5,228,191
                                                                 165,000  Toro Co.                                        8,459,550
                                                                                                                     --------------
                                                                                                                         29,567,545
                       ------------------------------------------------------------------------------------------------------------
                                                                          Total Industrials                             135,627,701
-----------------------------------------------------------------------------------------------------------------------------------
Information            Communications Equipment - 2.9%           998,000  Cisco Systems, Inc. (b)                        26,536,820
Technology - 30.9%     ------------------------------------------------------------------------------------------------------------
                       Computers & Peripherals - 6.7%            428,000  Hewlett-Packard Co.                            18,523,840
                                                                 269,000  International Business Machines Corp.          26,671,350
                                                                 154,000  Lexmark International, Inc. Class A (b)         9,706,620
                                                                 140,000  NCR Corp. (b)                                   6,634,600
                                                                                                                     --------------
                                                                                                                         61,536,410
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication             645,000  Citizens Communications Co.                     9,455,700
                       Services - 1.0%
                       ------------------------------------------------------------------------------------------------------------
                       Electronic Equipment &                    192,000  AVX Corp.                                       2,774,400
                       Instruments - 3.2%                        225,000  Agilent Technologies, Inc. (b)                  7,200,000
                                                                 306,000  Avnet, Inc. (b)                                 9,501,300
                                                                 119,000  Mettler Toledo International, Inc. (b)          9,853,200
                                                                                                                     --------------
                                                                                                                         29,328,900
                       ------------------------------------------------------------------------------------------------------------
                       IT Services - 3.1%                        362,000  Convergys Corp. (b)(d)                          9,426,480
                                                                 384,000  Electronic Data Systems Corp.                  10,103,040
                                                                  62,000  Paychex, Inc.                                   2,480,620
                                                                 198,000  Total System Services, Inc.                     6,118,200
                                                                                                                     --------------
                                                                                                                         28,128,340
                       ------------------------------------------------------------------------------------------------------------
                       Semiconductors &                          141,000  Altera Corp. (b)                                2,827,050
                       Semiconductor - 3.8%                      686,000  Applied Materials, Inc.                        12,162,780
                                                                 565,000  Integrated Device Technology, Inc. (b)          8,548,450
                                                                  58,000  LSI Logic Corp. (b)(d)                            545,200
                                                                 306,000  Novellus Systems, Inc. (b)                      9,433,980
                                                                  35,000  Nvidia Corp. (b)                                1,072,750
                                                                       1  Verigy Ltd. (b)                                        18
                                                                                                                     --------------
                                                                                                                         34,590,228
                       ------------------------------------------------------------------------------------------------------------
                       Software - 10.2%                          665,000  BEA Systems, Inc. (b)                           8,199,450
                                                                 294,000  BMC Software, Inc. (b)                         10,110,660
                                                                 457,000  Cadence Design Systems, Inc. (b)                8,637,300
                                                                 585,000  Compuware Corp. (b)                             5,247,450

Master Large Cap Growth Portfolio of Master Large Cap Series Trust Schedule of Investments as of January 31, 2007

                                                                  Shares
Sector                 Industry                                     Held  Common Stocks                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 275,000  Intuit, Inc. (b)                           $    8,648,750
                                                                 339,000  McAfee, Inc. (b)                                9,919,140
                                                                 521,000  Microsoft Corp.                                16,078,060
                                                                 963,000  Oracle Corp. (b)(d)                            16,525,080
                                                                 347,000  Synopsys, Inc. (b)                              9,230,200
                                                                                                                     --------------
                                                                                                                         92,596,090
                       ------------------------------------------------------------------------------------------------------------
                                                                          Total Information Technology                  282,172,488
-----------------------------------------------------------------------------------------------------------------------------------
Materials - 3.4%       Chemicals - 0.5%                          100,000  International Flavors & Fragrances, Inc.        4,848,000
                       ------------------------------------------------------------------------------------------------------------
                       Containers & Packaging - 2.0%             297,000  Pactiv Corp. (b)(d)                             9,634,680
                                                                 127,000  Sealed Air Corp.                                8,369,300
                                                                                                                     --------------
                                                                                                                         18,003,980
                       ------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 0.9%                    125,300  Nucor Corp.                                     8,086,862
                       ------------------------------------------------------------------------------------------------------------
                                                                          Total Materials                                30,938,842
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Common Stocks
                                                                          (Cost - $773,476,089) - 100.0%                911,503,643
-----------------------------------------------------------------------------------------------------------------------------------

                                                              Beneficial
                                                                Interest  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                            $  2,751,207  BlackRock Liquidity Series, LLC Cash Sweep
                                                                          Series, 5.29% (a)(c)                            2,751,207
                                                             121,566,950  BlackRock Liquidity Series, LLC Money
                                                                          Market Series, 5.29% (a)(c)(e)                121,566,950
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Short-Term Securities
                                                                          (Cost - $124,318,157) - 13.6%                 124,318,157
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          Total Investments
                                                                          (Cost - $897,794,246*) - 113.6%             1,035,821,800

                                                                          Liabilities in Excess of Other
                                                                          Assets - (13.6%)                             (124,042,056)
                                                                                                                     --------------
                                                                          Net Assets - 100.0%                        $  911,779,744
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 899,886,227
                                                                  =============
      Gross unrealized appreciation                               $ 140,948,115
      Gross unrealized depreciation                                  (5,012,542)
                                                                  -------------
      Net unrealized appreciation                                 $ 135,935,573
                                                                  =============

Master Large Cap Growth Portfolio of Master Large Cap Series Trust Schedule of Investments as of January 31, 2007

(a) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------
                                                 Net                 Interest
      Affiliate                                Activity               Income
      -------------------------------------------------------------------------
      BlackRock Liquidity Series,
         LLC Cash Sweep Series               $  2,446,551            $ 36,976

      BlackRock Liquidity Series,
         LLC Money Market Series             $ 23,606,100            $ 21,544
      -------------------------------------------------------------------------

(b)   Non-income producing security.
(c)   Represents the current yield as of January 31, 2007.
(d)   Security, or a portion of security, is on loan.
(e)   Security was purchased with the cash proceeds from securities loans.
o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such sector and industry sub-classifications for reporting ease. Sectors and industries are shown as a percent of net assets.

BlackRock Large Cap Value Fund of BlackRock Large Cap Series Funds, Inc. Schedule of Investments as of January 31, 2007

                             Beneficial
                               Interest  Mutual Funds                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                        $ 3,189,899,033  Master Large Cap Value Portfolio of Master Large Cap Series Trust         $  4,259,231,870
-----------------------------------------------------------------------------------------------------------------------------------
                                         Total Investments (Cost - $3,526,451,185) - 100.1%                           4,259,231,870

                                         Liabilities in Excess of Other Assets - (0.1%)                                  (3,418,146)
                                                                                                                   ----------------
                                         Net Assets - 100.0%                                                       $  4,255,813,724
                                                                                                                   ================

Master Large Cap Value Portfolio of Master Large Cap Series Trust
Schedule of Investments as of January 31, 2007

                                                                     Shares
Sector                   Industry                                      Held  Common Stocks                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer                 Automobiles - 1.3%                       1,700,000  General Motors Corp. (d)                $   55,828,000
Discretionary - 12.3%    ----------------------------------------------------------------------------------------------------------
                         Household Durables - 0.3%                  230,000  Snap-On, Inc.                               11,088,300
                         ----------------------------------------------------------------------------------------------------------
                         Leisure Equipment & Products - 2.2%      1,630,000  Hasbro, Inc.                                46,292,000
                                                                  2,090,000  Mattel, Inc.                                50,912,400
                                                                                                                     --------------
                                                                                                                         97,204,400
                         ----------------------------------------------------------------------------------------------------------
                         Media - 1.8%                               167,900  The DIRECTV Group, Inc. (c)                  4,095,081
                                                                  2,040,000  Walt Disney Co. (d)                         71,746,800
                                                                                                                     --------------
                                                                                                                         75,841,881
                         ----------------------------------------------------------------------------------------------------------
                         Multiline Retail - 4.0%                  1,280,000  Dillard's, Inc. Class A (d)                 43,955,200
                                                                    840,000  Dollar Tree Stores, Inc. (c)                26,426,400
                                                                  1,450,000  Family Dollar Stores, Inc.                  46,980,000
                                                                    475,600  JC Penney Co., Inc.                         38,637,744
                                                                    320,000  Nordstrom, Inc.                             17,827,200
                                                                                                                     --------------
                                                                                                                        173,826,544
                         ----------------------------------------------------------------------------------------------------------
                         Specialty Retail - 2.7%                    780,000  Office Depot, Inc. (c)                      29,164,200
                                                                    900,000  OfficeMax, Inc.                             43,461,000
                                                                    670,000  The Sherwin-Williams Co. (d)                46,297,000
                                                                                                                     --------------
                                                                                                                        118,922,200
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Consumer Discretionary               532,711,325
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Staples - 4.0%  Food & Staples Retailing - 2.5%          2,150,000  The Kroger Co.                              55,040,000
                                                                  1,530,000  Safeway, Inc. (d)                           55,125,900
                                                                                                                     --------------
                                                                                                                        110,165,900
                         ----------------------------------------------------------------------------------------------------------
                         Food Products - 0.3%                       490,000  ConAgra Foods, Inc. (d)                     12,597,900
                         ----------------------------------------------------------------------------------------------------------
                         Household Products - 1.2%                  390,000  Energizer Holdings, Inc. (c)(d)             33,239,700
                                                                    270,000  The Procter & Gamble Co.                    17,514,900
                                                                                                                     --------------
                                                                                                                         50,754,600
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Consumer Staples                     173,518,400
-----------------------------------------------------------------------------------------------------------------------------------
Energy - 14.7%           Oil, Gas & Consumable Fuels - 14.7%      1,940,000  Chevron Corp.                              141,387,200
                                                                    542,100  Devon Energy Corp.                          37,995,789
                                                                  4,040,000  Exxon Mobil Corp. (d)                      299,364,000
                                                                  1,380,000  Frontier Oil Corp. (d)                      39,205,800
                                                                    710,000  Marathon Oil Corp. (d)                      64,141,400
                                                                    120,000  Occidental Petroleum Corp.                   5,563,200
                                                                     60,000  Overseas Shipholding Group                   3,727,800
                                                                    570,000  Tesoro Corp.                                46,962,300
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Energy                               638,347,489
-----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Value Portfolio of Master Large Cap Series Trust
Schedule of Investments as of January 31, 2007

                                                                     Shares
Sector                   Industry                                      Held  Common Stocks                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Financials - 26.3%       Capital Markets - 6.1%                     340,000  The Bear Stearns Cos., Inc.             $   56,049,000
                                                                    260,000  Goldman Sachs Group, Inc. (d)               55,161,600
                                                                    770,000  Lehman Brothers Holdings, Inc. (d)          63,324,800
                                                                  1,110,000  Morgan Stanley                              91,896,900
                                                                                                                     --------------
                                                                                                                        266,432,300
                         ----------------------------------------------------------------------------------------------------------
                         Diversified Financial Services - 9.7%    1,150,000  Bank of America Corp.                       60,467,000
                                                                  3,790,000  Citigroup, Inc.                            208,942,700
                                                                  2,970,000  JPMorgan Chase & Co. (d)                   151,262,100
                                                                                                                     --------------
                                                                                                                        420,671,800
                         ----------------------------------------------------------------------------------------------------------
                         Insurance - 9.3%                           520,000  AMBAC Financial Group, Inc.                 45,812,000
                                                                  1,060,000  The Allstate Corp. (d)                      63,769,600
                                                                    540,000  American Financial Group, Inc.              19,072,800
                                                                    440,000  CNA Financial Corp. (c)(d)                  17,886,000
                                                                    354,500  Chubb Corp.                                 18,448,180
                                                                    260,000  The Hanover Insurance Group, Inc.           12,493,000
                                                                     90,000  MBIA, Inc.                                   6,464,700
                                                                     10,000  Markel Corp. (c)                             4,851,000
                                                                    680,000  MetLife, Inc. (d)                           42,241,600
                                                                    290,000  Nationwide Financial Services, Inc.
                                                                               Class A                                   15,848,500
                                                                    110,000  Principal Financial Group, Inc.              6,777,100
                                                                    450,000  Prudential Financial, Inc. (d)              40,108,500
                                                                    710,000  Safeco Corp.                                45,447,100
                                                                  1,260,000  The St. Paul Travelers Cos., Inc.           64,071,000
                                                                                                                     --------------
                                                                                                                        403,291,080
                         ----------------------------------------------------------------------------------------------------------
                         Thrifts & Mortgage Finance - 1.2%          130,000  MGIC Investment Corp. (d)                    8,023,600
                                                                    920,000  The PMI Group, Inc.                         43,994,400
                                                                                                                     --------------
                                                                                                                         52,018,000
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Financials                         1,142,413,180
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 11.5%      Biotechnology - 1.1%                     1,000,000  Biogen Idec, Inc. (c)(d)                    48,340,000
                         ----------------------------------------------------------------------------------------------------------
                         Diversified Consumer Services - 0.2%       720,000  Service Corp. International                  7,668,000
                         ----------------------------------------------------------------------------------------------------------
                         Health Care Providers &                  1,200,000  Aetna, Inc.                                 50,592,000
                         Services - 5.4%                            920,000  AmerisourceBergen Corp. (d)                 48,189,600
                                                                    460,000  Cardinal Health, Inc.                       32,853,200
                                                                    360,000  Humana, Inc. (c)                            19,980,000
                                                                    830,000  McKesson Corp. (d)                          46,272,500
                                                                    470,000  WellPoint, Inc. (c)                         36,838,600
                                                                                                                     --------------
                                                                                                                        234,725,900
                         ----------------------------------------------------------------------------------------------------------
                         Health Care Technology - 0.6%            1,850,000  Emdeon Corp. (c)(d)                         26,381,000
                         ----------------------------------------------------------------------------------------------------------
                         Life Sciences Tools & Services - 0.9%    1,070,000  Applera Corp. - Applied Biosystems Group    37,193,200
                         ----------------------------------------------------------------------------------------------------------

Master Large Cap Value Portfolio of Master Large Cap Series Trust
Schedule of Investments as of January 31, 2007

                                                                     Shares
Sector                   Industry                                      Held  Common Stocks                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                         Pharmaceuticals - 3.3%                   1,420,000  King Pharmaceuticals, Inc. (c)(d)       $   25,361,200
                                                                  1,647,100  Merck & Co., Inc. (d)                       73,707,725
                                                                  1,697,100  Pfizer, Inc.                                44,531,904
                                                                                                                     --------------
                                                                                                                        143,600,829
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Health Care                          497,908,929
-----------------------------------------------------------------------------------------------------------------------------------
Industrials - 9.1%       Aerospace & Defense - 3.2%               1,230,000  Honeywell International, Inc.               56,198,700
                                                                     23,000  Lockheed Martin Corp.                        2,235,370
                                                                    430,000  Northrop Grumman Corp.                      30,504,200
                                                                    980,000  Raytheon Co.                                50,862,000
                                                                                                                     --------------
                                                                                                                        139,800,270
                         ----------------------------------------------------------------------------------------------------------
                         Airlines - 1.0%                          1,200,000  AMR Corp. (c)                               44,460,000
                         ----------------------------------------------------------------------------------------------------------
                         Commercial Services & Supplies - 1.9%      500,000  Manpower, Inc.                              36,465,000
                                                                  1,130,000  Waste Management, Inc.                      42,917,400
                                                                                                                     --------------
                                                                                                                         79,382,400
                         ----------------------------------------------------------------------------------------------------------
                         Construction & Engineering - 0.3%          690,000  Quanta Services, Inc. (c)                   14,193,300
                         ----------------------------------------------------------------------------------------------------------
                         Industrial Conglomerates - 0.8%            970,000  General Electric Co.                        34,968,500
                         ----------------------------------------------------------------------------------------------------------
                         Machinery - 1.9%                           301,700  Cummins, Inc. (d)                           40,596,752
                                                                    560,000  SPX Corp.                                   39,306,400
                                                                                                                     --------------
                                                                                                                         79,903,152
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Industrials                          392,707,622
-----------------------------------------------------------------------------------------------------------------------------------
Information              Computers & Peripherals - 4.2%           1,690,000  Hewlett-Packard Co.                         73,143,200
Technology - 13.4%                                                  530,000  International Business Machines Corp.       52,549,500
                                                                    680,000  Lexmark International, Inc. Class A (c)     42,860,400
                                                                    300,000  NCR Corp. (c)(d)                            14,217,000
                                                                                                                     --------------
                                                                                                                        182,770,100
                         ----------------------------------------------------------------------------------------------------------
                         Electronic Equipment &                     270,000  Avnet, Inc. (c)                              8,383,500
                         Instruments - 0.2%
                         ----------------------------------------------------------------------------------------------------------
                         IT Services - 1.4%                         570,000  Convergys Corp. (c)                         14,842,800
                                                                  1,790,000  Electronic Data Systems Corp.               47,094,900
                                                                                                                     --------------
                                                                                                                         61,937,700
                         ----------------------------------------------------------------------------------------------------------
                         Office Electronics - 1.3%                3,160,000  Xerox Corp. (c)                             54,352,000
                         ----------------------------------------------------------------------------------------------------------
                         Semiconductors & Semiconductor             310,000  Integrated Device Technology, Inc. (c)       4,690,300
                         Equipment - 1.8%                         3,060,000  LSI Logic Corp. (c)(d)                      28,764,000
                                                                  1,470,000  Novellus Systems, Inc. (c)(d)               45,320,100
                                                                                                                     --------------
                                                                                                                         78,774,400
                         ----------------------------------------------------------------------------------------------------------
                         Software - 4.5%                          2,040,000  BEA Systems, Inc. (c)                       25,153,200
                                                                  1,050,000  BMC Software, Inc. (c)(d)                   36,109,500
                                                                  1,940,000  Cadence Design Systems, Inc. (c)            36,666,000
                                                                  1,980,000  Compuware Corp. (c)                         17,760,600
                                                                  1,500,000  McAfee, Inc. (c)                            43,890,000

Master Large Cap Value Portfolio of Master Large Cap Series Trust
Schedule of Investments as of January 31, 2007

                                                                     Shares
Sector                   Industry                                      Held  Common Stocks                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    640,000  Sybase, Inc. (c)(d)                     $   16,569,600
                                                                    720,000  Synopsys, Inc. (c)                          19,152,000
                                                                                                                     --------------
                                                                                                                        195,300,900
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Information Technology               581,518,600
-----------------------------------------------------------------------------------------------------------------------------------
Materials - 4.6%         Chemicals - 3.1%                           380,000  Albemarle Corp.                             29,632,400
                                                                     40,000  Cabot Corp.                                  1,789,600
                                                                    360,000  E.I. du Pont de Nemours & Co.               17,841,600
                                                                    200,000  FMC Corp.                                   15,570,000
                                                                    350,000  International Flavors & Fragrances,
                                                                               Inc. (d)                                  16,968,000
                                                                     52,800  Lubrizol Corp.                               2,720,256
                                                                  1,590,000  Lyondell Chemical Co. (d)                   50,275,800
                                                                                                                     --------------
                                                                                                                        134,797,656
                         ----------------------------------------------------------------------------------------------------------
                         Containers & Packaging - 0.2%              110,000  Sealed Air Corp.                             7,249,000
                         ----------------------------------------------------------------------------------------------------------
                         Metals & Mining - 1.3%                     890,000  Nucor Corp.                                 57,440,600
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Materials                            199,487,256
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunication        Diversified Telecommunication            1,480,000  AT&T Inc.                                   55,692,400
Services - 3.0%          Services - 3.0%                          1,480,000  Citizens Communications Co. (d)             21,696,800
                                                                  6,350,000  Qwest Communications International
                                                                               Inc. (c)(d)                               51,752,500
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Telecommunication Services           129,141,700
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - 1.1%         Multi-Utilities - 1.1%                   1,590,000  CMS Energy Corp. (d)                        26,537,100
                                                                    940,000  NiSource, Inc.                              22,372,000
                         ----------------------------------------------------------------------------------------------------------
                                                                             Total Utilities                             48,909,100
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Common Stocks                      4,336,663,601
                                                                             (Cost - $3,598,376,383) - 100.0%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                 Beneficial
                                                                   Interest  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                               $  7,786,217  BlackRock Liquidity Series, LLC              7,786,217
                                                                             Cash Sweep Series, 5.29% (a)(e)
                                                                656,228,358  BlackRock Liquidity Series, LLC            656,228,358
                                                                             Money Market Series, 5.29% (a)(b)(e)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Short-Term Securities                664,014,575
                                                                             (Cost - $664,014,575) - 15.3%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                             Total Investments
                                                                             (Cost - $4,262,390,958*) - 115.3%        5,000,678,176

                                                                             Liabilities in Excess of Other
                                                                             Assets - (15.3%)                          (664,856,824)
                                                                                                                     --------------
                                                                             Net Assets - 100.0%                     $4,335,821,352
                                                                                                                     ==============

Master Large Cap Value Portfolio of Master Large Cap Series Trust
Schedule of Investments as of January 31, 2007

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 4,273,198,809
                                                                ===============
      Gross unrealized appreciation                             $   745,814,444
      Gross unrealized depreciation                                 (18,335,077)
                                                                ---------------
      Net unrealized appreciation                               $   727,479,367
                                                                ===============

(a) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                         Net            Interest
      Affiliate                                        Activity          Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                           $ (37,312,959)     $ 104,688
      BlackRock Liquidity Series, LLC
        Money Market Series                         $  81,030,458      $ 167,241
      --------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Non-income producing security.
(d)   Security, or a portion of security, is on loan.
(e)   Represents the current yield as of January 31, 2007.
o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease. Sectors and industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Large Cap Series Funds, Inc.

Date: March 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Large Cap Series Funds, Inc.

Date: March 26, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Large Cap Series Funds, Inc.

Date: March 26, 2007